STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.4%
Belgium – 0.8%
Proximus SADP 16,183 123,948
Canada – 1.6%
Enbridge, Inc. 7,030 258,457
China – 2.9%
Jiangsu Expressway Co. Ltd., Class H 490,577 448,501
France – 18.6%
Bouygues SA 27,277 976,813
Engie SA 2,482 40,694
Orange SA 66,335 750,071
Veolia Environnement SA 9,869 321,190
Vinci SA 7,187 843,791
2,932,559
Germany – 2.8%
DHL Group 8,724 448,142
Italy – 9.4%
ENEL SpA 130,167 897,644
Italgas SpA 99,582 586,872
1,484,516
Norway – 1.9%
SFL Corp. Ltd. 30,837 304,053
Spain – 4.1%
Enagas SA 6,158 109,246
Endesa SA 13,361 286,244
Redeia Corp. SA 14,649 244,902
640,392
United Kingdom – 8.0%
Drax Group PLC 82,656 641,552
SSE PLC 28,283 611,786
1,253,338
United States – 48.3%
Antero Midstream Corp. 72,660 867,560
Clearway Energy, Inc., Class C 25,647 677,337
Dominion Energy, Inc. 21,402 1,146,077
Exelon Corp. 11,417 477,916
Hess Midstream LP, Class A 21,114 658,546
Medical Properties Trust, Inc.
(a)
25,864 260,968
NextEra Energy Partners LP 7,047 383,709
OMEGA Healthcare Investors, Inc.
(a)
19,185 612,002
ONEOK, Inc. 17,370 1,164,485
PPL Corp. 10,009 275,548

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 98.4% (continued)
United States – 48.3% (continued)
Verizon Communications, Inc. 6,092 207,615
Vistra Corp. 17,933 503,200
Williams Cos., Inc. (The) 10,652 366,961
7,601,924
Total Common Stocks (cost $14,240,069) 15,495,830
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(b)(c)
(cost $107,516) 107,516 107,516
Total Investments (cost $14,347,585) 99.1% 15,603,346
Cash and Receivables (Net) 0.9% 135,242
Net Assets 100.0% 15,738,588
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of July 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Global Infrastructure Income
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of July 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.
At July 31, 2023, accumulated net unrealized appreciation on investments was
$1,255,761, consisting of gross appreciation of $1,646,085 and gross depreciation of
$390,324.
At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 15,495,830 — — 15,495,830
Investment Companies 107,516 — — 107,516
† See Statement of Investments for additional detailed categorizations, if any.